2. Basis of Preparation and Statement of Compliance: Basis of Consolidation: Schedule of Subsidiaries (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Subsidiaries

Entity	Domicile of Incorporation	% of interest at July 31, 2019
Royalty USA Corp.	Delaware, USA	100%
RLTY Beverage 1 LLC	Delaware, USA	100%
RLTY Development MA 1 LLC	Delaware, USA	100%
RLTY Development 1 NV 1 LLC	Delaware, USA	100%
RLTY Development Orange LLC	Massachusetts, USA	100%
RLTY Development Springfield LLC	Massachusetts, USA	100%
RLTY Service LLC	Delaware, USA	100%
RLTY Development FLA 1 LLC	Delaware, USA	100%
RLTY Development FLA 2 LLC	Delaware, USA	100%
RLTY Development CA 1 LLC	Delaware, USA	100%